SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	12 Months Ended
Dec. 31, 2018
SUPPLEMENTAL CASH FLOW INFORMATION
Schedule of supplemental cash flow information

	For the year ended
	December 31,	December 31,
	2018	2017
Taxes receivable	$—	$4,522
Accounts payable and accrued liabilities	(9,168)	(89,358)
	$(9,168)	$(84,836)

	Long-term	Convertible
	debt	notes
Liabilities from financing activities, January 1, 2017	$501,160	$—
Advance under credit facility	97,000	—
Net proceeds from convertible notes	—	95,795
Cash payments	—	(1,319)
Other non-cash movements	69,835	(17,894)
Liabilities from financing activities, December 31, 2017	$667,995	$76,582
Proceeds from loan facility, net of transaction costs	472,384	—
Cash payments	(659,724)	(2,250)
Other non-cash movements	61,560	7,818
Liabilities from financing activities, December 31, 2018	$542,215	$82,150